Related Party Transactions - Disclosure of Directors and Other Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Salaries, directors' fees and other short-term benefits	$ 4,236	$ 6,763
Share-based payments	4,985	3,385
Total key management personnel compensation	$ 9,221	$ 10,148